TAXATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TAXATION
schedule of income tax expense reflected in the financial statements differs from the tax computed by applying the statutory US federal rate to net income before taxes

	Nine Months Ended
	September 30, 2021		September 30, 2020
Income tax expense at statutory rate	$2,077,967	21%	$5,333,418	21%
(Income)/loss not subject to entity-level taxes	1,263,563	13%	(2,138,363)	(8)%
Foreign rate differential	(173,445)	(2)%	(76,870)	0%
Change in valuation allowance	1,621,553	16%	627,670	2%
Income tax expense	$4,789,638	48%	$3,745,855	15%

	2020		2019		2018
Income tax expense at statutory rate	$3,120,509	21%	$2,405,772	21%	$1,805,078	21%
Loss (Income) not subject to entity-level taxes	705,654	5%	1,285,290	11%	(2,680,624)	(31)%
Foreign rate differential	(160,970)	(1)%	18,715	0%	(140,797)	(2)%
Change in valuation allowance	1,192,907	8%	194,113	2%	1,085,898	13%
Establish initial deferred taxes	—	0%	3,346,301	29%	—	0%
Refund due to carryback of NOL	(40,669)	0%	—	0%	—	0%
Other, net	3,020	0%	—	0%	52,255	1%
Income tax expense	$4,820,451	33%	$7,250,191	63%	$121,810	2%

schedule of income before income tax expense

	2020	2019	2018
United States	$21,317,976	$12,798,254	$13,013,949
Foreign	(6,458,408)	(1,342,193)	(4,418,341)
Total	$14,859,568	$11,456,061	$8,595,608

Schedule of deferred tax assets expiration

2036	$419,104
2037	751,825
2038	899,070
2040	916,015
$2,986,014

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax provision

	2020	2019
Deferred tax assets
Discount on provision for losses and loss adjustment expenses	$391,633	$224,178
Unearned premiums	5,237,747	4,105,061
Accrued professional fees	6,678	—
Unrealized foreign currency gain – Mark to Market	97,105	—
Foreign Net Operating Loss (NOL) carryforward	4,770,618	3,676,200
Gross deferred tax asset	10,503,781	8,005,439
Less: valuation allowance	(4,770,618)	(3,676,200)
Total net deferred tax assets	5,733,163	4,329,239

	2020	2019
Deferred tax liabilities
Deferred acquisition costs	$(12,300,116)	$(9,829,755)
Excise tax accrual	(820,085)	(423,225)
Unrealized foreign currency gain	(97,105)	—
Unrealized investment gain	(14,839)	—
Total deferred tax liabilities	(13,232,145)	(10,252,980)
Net deferred tax liability	$(7,498,982)	$(5,923,741)

schedule of total income tax expense attributable to income

Total income tax expense attributable to income for the years ended December 31, 2020, 2019 and 2018 consists of:

	2020	2019	2018
Current:
Federal	$3,382,985	$1,326,450	$—
Foreign	(40,669)	—	121,810
	$3,342,316	$1,326,450	$121,810
Deferred:
Federal	$1,478,135	$5,923,741	$—
Foreign	—	—	—
	$1,478,135	$5,923,741	$—
Total	$4,820,451	$7,250,191	$121,810